Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consist of the following:

	As of December 31,	As of June 30,
	2025	2025
	(Unaudited)	(Audited)
Payables to third parties	$4,096,528	$2,896,341
VAT payable (1)	2,347,124	1,471,133
Payroll payable	321,417	241,739
Others	30,000	30,000
Accrued expenses and other liabilities	$6,795,069	$4,639,213

(1)	The balance of VAT payable is due to the service revenues generated in the PRC, which is subject to a 6% VAT rate.